Combined and Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Common Units - Public
Limited partners' capital account units issued (in units)	16,789,164	13,503,456
Common Units - Parent
Limited partners' capital account units issued (in units)	4,904,752	2,209,697
Subordinated Units
Limited partners' capital account units issued (in units)	15,709,697	15,709,697